Document and Entity Information	Oct. 20, 2023
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 20, 2023
Entity Registrant Name	ESGEN ACQUISITION CORPORATION
Entity Incorporation State Country Code	E9
Entity File Number	001-40927
Entity Tax Identification Number	98-1601409
Entity Address Address Line 1	5956 Sherry Lane
Entity Address Address Line 2	Suite 1400
Entity Address City Or Town	Dallas
Entity Address State Or Province	TX
Entity Address Postal Zip Code	75225
City Area Code	214
Local Phone Number	987-6100
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Current Fiscal Year End Date	--12-31
Entity Central Index Key	0001865506
Amendment Flag	false
Units, each consisting of one share of Class A ordinary share, $0.0001 par value, and one-half of one warrant redeemable warrant [Member]
Document Information [Line Items]
Security 12b Title	Units, each consisting of one share of Class A ordinary share, $0.0001 par value, and one-half of one warrant redeemable warrant
Trading Symbol	ESACU
Security Exchange Name	NASDAQ
Class A Common Stock [Member]
Document Information [Line Items]
Security 12b Title	Class A ordinary shares included as part of the units
Trading Symbol	ESAC
Security Exchange Name	NASDAQ
Warrants included as part of the units, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 [Member]
Document Information [Line Items]
Security 12b Title	Warrants included as part of the units, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	ESACW
Security Exchange Name	NASDAQ